Property and Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Property and Equipment, Net [Line Items]
Depreciation expense	$ 205,260	$ 90,499	$ 624,630	$ 294,522	$ 3,059,096	$ 337,010
General and administrative expenses	38,790	200,803	130,028	310,139	126,027	362,081
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Depreciation expense	$ 244,050	$ 291,301	$ 754,658	$ 604,661	$ 699,091	$ 3,185,123